Finance Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Schedule of components of finance (income)
	Year ended December 31,
	2020	2019	2018
	USD
Finance expenses:
Bank commissions	$(23)	$(21)	$(18)
Issuance expenses	-	-	-)
Interest expenses from ASC 606 implementation	(363)	(427)	(427)
Net loss from exchange rate fluctuations	-	(33)	(115)
Other loss from short-term investment revaluation	-	(209)	(644)

	(386)	(690)	(1,204)
Finance income:
Interest income on bank deposits	44	72	51
Exchange rate fluctuations	28	-	-
Other gain from short-term investment revaluation	11	-	-

	83	72	51

	$(303)	$(618)	$(1,153)